Schedule II Valuation and Qualifying Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Valuation and Qualifying Accounts Tables [Abstract]
Schedule of Valuation and Qualifying Accounts Tables [Text Block]
		Additions
	Balance at	Charged to	Charged to		Balance at
	Beginning	Costs and	Other	Deductions-	End of
Description	of Period	Expenses (1)	Accounts (2)	Describe (3)	Period

	(In thousands)
Year Ended September 30, 2012
Allowance for doubtful accounts	$88,833	$23,058	$-	$(26,150)	$85,741

Year Ended September 30, 2011
Allowance for doubtful accounts	$93,849	$37,878	$62	$(42,956)	$88,833

Year Ended September 30, 2010
Allowance for doubtful accounts	$89,697	$41,697	$-	$(37,545)	$93,849
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